Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Salaries, wages and related expenses		$ 423	$ 178
Liability to shareholders for previous acquisition		363	363
Legal, audit, tax and professional fees		448	214
Sales tax accrual		575
Real estate taxes accrual		1,166
Hosting and utility fees		383	626
Interest payable		936	477
Dividend payable		7	243
Construction fees			590
Membership distribution accrual		517
Other		88	30
Total	$ 7,666	$ 4,906	$ 2,721